Convertible Notes Payable - Schedule of Value of the Conversion Feature Using the Binomial Valuation Model (Details) (10-K)	12 Months Ended
Dec. 31, 2018 $ / shares
Expected Term [Member] | Blue Citi LLC [Member] | Minimum [Member]
Fair value measurement input, term	15 months
Expected Term [Member] | Blue Citi LLC [Member] | Maximum [Member]
Fair value measurement input, term	18 months
Expected Term [Member] | SMEA2Z, LLC [Member] | Minimum [Member]
Fair value measurement input, term	7 months
Expected Term [Member] | SMEA2Z, LLC [Member] | Maximum [Member]
Fair value measurement input, term	9 months
Expected Term [Member] | AFT Funding Group, LLC [Member] | Minimum [Member]
Fair value measurement input, term	7 months
Expected Term [Member] | AFT Funding Group, LLC [Member] | Maximum [Member]
Fair value measurement input, term	9 months
Expected Stock Price Volatility [Member] | Blue Citi LLC [Member] | Minimum [Member]
Fair value measurement input, percentages	291.00%
Expected Stock Price Volatility [Member] | Blue Citi LLC [Member] | Maximum [Member]
Fair value measurement input, percentages	355.00%
Expected Stock Price Volatility [Member] | Smea2z LLC [Member] | Minimum [Member]
Fair value measurement input, percentages	164.00%
Expected Stock Price Volatility [Member] | Smea2z LLC [Member] | Maximum [Member]
Fair value measurement input, percentages	211.00%
Expected Stock Price Volatility [Member] | AFT Funding Group, LLC [Member] | Minimum [Member]
Fair value measurement input, percentages	167.00%
Expected Stock Price Volatility [Member] | AFT Funding Group, LLC [Member] | Maximum [Member]
Fair value measurement input, percentages	214.00%
Weighted-average Risk Free Interest Rate [Member] | Blue Citi LLC [Member] | Minimum [Member]
Fair value measurement input, percentages	2.63%
Weighted-average Risk Free Interest Rate [Member] | Blue Citi LLC [Member] | Maximum [Member]
Fair value measurement input, percentages	2.86%
Weighted-average Risk Free Interest Rate [Member] | Smea2z LLC [Member] | Minimum [Member]
Fair value measurement input, percentages	2.56%
Weighted-average Risk Free Interest Rate [Member] | Smea2z LLC [Member] | Maximum [Member]
Fair value measurement input, percentages	2.58%
Weighted-average Risk Free Interest Rate [Member] | AFT Funding Group, LLC [Member]
Fair value measurement input, percentages	2.56%
Expected Yield [Member] | Blue Citi LLC [Member]
Fair value measurement input, per share	$ 0.00
Expected Yield [Member] | Smea2z LLC [Member]
Fair value measurement input, per share	0.00
Expected Yield [Member] | AFT Funding Group, LLC [Member]
Fair value measurement input, per share	$ 0.00